Property, Plant and Equipment (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Mar. 28, 2014	Mar. 29, 2013	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Property, Plant and Equipment [Abstract]
Property, plant and equipment, gross	$ 1,918.3		$ 1,918.3		$ 1,873.7	$ 1,751.4
Accumulated depreciation	920.8		920.8		876.3	806.2
Depreciation	26.1	24.4	52.4	49.2	104.2	103.6	92.8
Property Under Capital Lease
Property, Plant and Equipment [Abstract]
Property, plant and equipment, gross					17.8	17.0
Accumulated depreciation					15.8	14.3
Demonstration Equipment
Property, Plant and Equipment [Abstract]
Depreciation	$ 0.9	$ 0.9	$ 2.0	$ 1.7	$ 3.6	$ 3.4	$ 3.9